Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for income taxes from continuing operations

	2011	2010	2009
Current:
Federal	$572	$545	$592
State and other	108	136	134

	680	681	726

Deferred:
Federal	80	160	(154)
State and other	20	27	(5)

	100	187	(159)

	$780	$868	$567

Significant Components of deferred tax assets (liabilities)

	2011	2010
Deferred tax assets:
Pension and other postretirement liabilities	$707	$714
Tobacco settlement accruals	1,006	1,031
Other accrued liabilities	81	70
Other noncurrent liabilities	154	141

Subtotal	1,948	1,956
Less: valuation allowance	(33)	—

	1,915	1,956

Deferred tax liabilities:
LIFO inventories	(162)	(200)
Property and equipment	(239)	(218)
Trademarks and other intangibles	(950)	(978)
Other	(130)	(132)

	(1,481)	(1,528)

Net deferred tax asset	$434	$428

Current and noncurrent components of deferred tax assets (liabilities)

	2011	2010
Current deferred tax assets	$945	$946
Noncurrent deferred tax liabilities	(511)	(518)

	$434	$428

Pre-tax income for domestic and foreign operations

	2011	2010	2009
Domestic (includes U.S. exports)	$2,157	$2,204	$1,495
Foreign	29	1	27

	$2,186	$2,205	$1,522

Differences between the provision for income taxes from continuing operations and income taxes

	2011	2010	2009
Income taxes computed at statutory U.S. federal income tax rates	$765	$771	$533
State and local income taxes, net of federal tax benefits	96	101	80
Domestic manufacturing deduction	(60)	(54)	(41)
Other items, net	(21)	50	(5)

Provision for income taxes from continuing operations	$780	$868	$567

Effective tax rate	35.7%	39.4%	37.3%

Reconciliation of the unrecognized gross tax benefits

	2011	2010	2009
Balance at beginning of year	$127	$94	$97
Gross increases related to current period tax positions	6	37	6
Gross increases related to tax positions in prior periods	1	4	3
Gross decreases related to tax positions in prior periods	(1)	(1)	(4)
Gross increases (decreases) related to audit settlements	1	(4)	(3)
Gross decreases related to lapse of applicable statute of limitations	(6)	(3)	(5)

Balance at end of year	$128	$127	$94